Restructuring Charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring charges	$ 1,299	$ 2,615	$ 6,104	$ 13,257
Other Accrued Expenses [Member]
Restructuring charges	1,300	2,600
Selling, General and Administrative Expenses [Member]
Severance expenses	$ 4,600	$ 2,300	$ 7,900